Summary of Significant Accounting Policies - Major Customers and Associated Percentage of Revenue (Detail) (Sales Revenue, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	72.00%	87.00%	100.00%
Antero Resources Corporation [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	47.00%	38.00%	100.00%
Devco Oil Company [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue		24.00%
Dominion Resources Inc [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue		13.00%
ARM Energy Management [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue	25.00%
Ergon [Member]
Revenue, Major Customer [Line Items]
Major customers and associated percentage of revenue		12.00%